Debt Obligations (Current portion - Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified				6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Mar. 01, 2011	Jun. 30, 2012 Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.20% and 0.06% - 0.32% [Member]	Jun. 30, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Mar. 31, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Dec. 31, 2011 U.S. Government note maturing in February 2061 - 4.20% [Member]	Dec. 31, 2011 Senior Notes Maturing in September 2011 - 6.875% [Member]
Obligation for capital lease	$ 0.3	$ 0.3
Total current portion - long-term debt	0.4	0.4
Senior notes maturing in September 2011								297.4
Debt instrument maturity year				Nov. 01, 2040
Debt instrument interest percentage			4.20%		4.20%	4.20%		6.875%
U.S. Government note maturing in February 2061 - 4.20%, current					$ 0.1		$ 0.1